Prepaid Expenses and Deposits	12 Months Ended
Feb. 28, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Deposits
5.	Prepaid Expenses and Deposits

	2018	2017
Slotting fees	$—	$3,792
Insurance premiums	43,347	52,561
Rental deposits and other	37,796	99,362

	$81,143	$155,715

Attributable to discontinued operations	$—	$26,195
Attributable to continuing operations	$81,143	$129,520